GOING CONCERN (Details Narrative) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Going Concern
Accumulated deficit	$ (21,141,992)	$ (18,521,865)	$ (13,438,313)
Working capital deficiency	$ (3,700,000)	$ 2,600,000